Borrowings (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings, interest rate	3.00%
Banking facility (in Yuan Renminbi)	¥ 125.0	¥ 380.3
Bottom of range [member]
Borrowings
Borrowings, interest rate		4.20%
Top of range [member]
Borrowings
Borrowings, interest rate		5.50%
Within 1 year [Member] | Bottom of range [member]
Borrowings
Borrowings, interest rate	4.20%	3.50%
Within 1 year [Member] | Top of range [member]
Borrowings
Borrowings, interest rate	6.20%	15.00%
Borrowings Due on June 2025 [Member] | LPR+Eighty BP [Member]
Borrowings
Borrowings maturity	June 2025
Borrowings Due on January 2025 [Member] | LPR+Eighty BP [Member]
Borrowings
Borrowings partially repayable date	Jan. 31, 2025
Borrowings Due on February 2025 [Member] | LPR+Eighty BP [Member]
Borrowings
Borrowings partially repayable date	Feb. 28, 2025
Borrowings Due on December 2025 [Member] | LPR+Eighty BP [Member]
Borrowings
Borrowings partially repayable date	Dec. 31, 2025
Borrowings Due on October 2027 [Member] | LPR+Eighty BP [Member]
Borrowings
Borrowings partially repayable date	Oct. 31, 2027